Material Accounting Policies and Basis of Preparation - Basis of Consolidation (Details)	12 Months Ended
Dec. 31, 2023
Cobalt Projects International Corp.
Subsidiaries
Ownership	100.00%
Cobalt Industries of Canada Corp.
Subsidiaries
Ownership	100.00%
Cobalt One Limited
Subsidiaries
Ownership	100.00%
Cobalt Camp Refinery Ltd.
Subsidiaries
Ownership	100.00%
Cobalt Camp Ontario Holdings Corp.
Subsidiaries
Ownership	100.00%
Ophiolite Consultants Pty Ltd.
Subsidiaries
Ownership	100.00%
Acacia Minerals Pty Ltd.
Subsidiaries
Ownership	100.00%
CobalTech Mining Inc.
Subsidiaries
Ownership	100.00%
US Cobalt Inc. ("USCO")
Subsidiaries
Ownership	100.00%
1086360 BC Ltd
Subsidiaries
Ownership	100.00%
Idaho Cobalt Company
Subsidiaries
Ownership	100.00%
Scientific Metals (Delaware) Corp.
Subsidiaries
Ownership	100.00%
Orion Resources NV
Subsidiaries
Ownership	80.00%
Grafito La Barranca de Mexico S.A. de C.V.
Subsidiaries
Ownership	100.00%
Grafito La Colorada de Mexico S.A. de CV
Subsidiaries
Ownership	50.00%